Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present financial information by business segment for the periods indicated:

	Year Ended December 31, 2017
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$238	$129	$11	$12	$390
Net gain (loss) on loan sales	(10)	278	—	—	268
Other noninterest income	31	92	66	13	202
Total net interest income and noninterest income	259	499	77	25	860
Benefit (provision) for loan losses	(4)	(4)	—	2	(6)
Compensation and benefits	(62)	(100)	(16)	(121)	(299)
Other noninterest expense	(92)	(163)	(61)	(28)	(344)
Total noninterest expense	(154)	(263)	(77)	(149)	(643)
Income (loss) before overhead allocations and income taxes	101	232	—	(122)	211
Overhead allocations	(41)	(63)	(23)	127	—
Benefit (provision) for income taxes	(21)	(59)	8	(76)	(148)
Net income (loss)	$39	$110	$(15)	$(71)	$63
Intersegment revenue	$(6)	$4	$19	$(17)	$—

Average balances
Loans held-for-sale	$16	$4,130	$—	$—	$4,146
Loans with government guarantees	—	290	—	—	290
Loans held-for-investment (2)	6,475	7	—	29	6,511
Total assets	6,544	5,414	36	3,852	15,846
Deposits	7,454	—	1,453	—	8,907

(1)	Includes adjustments made to reclassify income and expenses relating to operating leases and CCD income for subservicing clients.
(2)    Includes adjustment made to reclassify operating lease assets to loans held-for-investment.

	Year Ended December 31, 2016
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$206	$90	$21	$6	$323
Net gain on loan sales	6	310	—	—	316
Other noninterest income	28	43	60	40	171
Total net interest income and noninterest income	240	443	81	46	810
Benefit (provision) for loan losses	10	(2)	—	—	8
Compensation and benefits	(56)	(81)	(15)	(117)	(269)
Other noninterest expense	(89)	(123)	(63)	(16)	(291)
Total noninterest expense	(145)	(204)	(78)	(133)	(560)
Income (loss) before overhead allocations and income taxes	105	237	3	(87)	258
Overhead allocations	(35)	(54)	(23)	112	—
Benefit (provision) for income taxes	(24)	(64)	7	(6)	(87)
Net income (loss)	$46	$119	$(13)	$19	$171
Intersegment revenue	$(3)	$(1)	$23	$(19)	$—

Average balances
Loans held-for-sale	$66	$3,068	$—	$—	$3,134
Loans with government guarantees	—	435	—	—	435
Loans held-for-investment (2)	5,809	6	—	—	5,815
Total assets	5,906	4,435	28	3,538	13,907
Deposits	7,151	—	1,611	—	8,762

(1)	Includes adjustments made to reclassify income and expenses relating to operating leases and CCD income for subservicing clients.

(2)	Includes adjustment made to reclassify operating lease assets to loans held-for-investment.

	Year Ended December 31, 2015
	Community Banking	Mortgage Originations	Mortgage Servicing	Other (1)	Total
	(Dollars in millions)
Summary of Operations
Net interest income	$171	$80	$4	$32	$287
Net gain (loss) on loan sales	(15)	303	—	—	288
Other noninterest income	25	93	61	3	182
Total net interest income and noninterest income	181	476	65	35	757
Benefit for loan losses	19	—	—	—	19
Compensation and benefits	(47)	(73)	(15)	(102)	(237)
Other noninterest expense	(86)	(108)	(73)	(32)	(299)
Total noninterest expense	(133)	(181)	(88)	(134)	(536)
Income (loss) before overhead allocations and income taxes	67	295	(23)	(99)	240
Overhead allocations	(27)	(66)	(20)	113	—
Benefit (provision) for income taxes	(14)	(80)	15	(3)	(82)
Net income (loss)	$26	$149	$(28)	$11	$158
Intersegment revenue	$(15)	$7	$20	$(12)	$—

Average balances
Loans held-for-sale	$40	$2,148	$—	$—	$2,188
Loans with government guarantees	—	633	—	—	633
Loans held-for-investment	4,986	4	—	86	5,076
Total assets	4,972	3,553	52	3,379	11,956
Deposits	6,674	—	1,203	—	7,877

(1)	Includes adjustments made to reclassify income and expenses relating to CCD income for subservicing clients.